SCHEDULE OF STOCK OPTIONS OUTSTANDING AND EXERCISABLE (Details)	6 Months Ended	12 Months Ended
	Jun. 30, 2022 shares $ / shares	Dec. 31, 2021 shares	Dec. 31, 2020 shares
IfrsStatementLineItems [Line Items]
Remaining Contractual Life (years)	8 months 15 days	1 year 2 months 12 days
Number of Options Outstanding	923,491	1,035,991	1,193,659
Number of Options Exercisable	752,822
Exercise Price One [member]
IfrsStatementLineItems [Line Items]
Grant Date	Oct. 30, 2019
Expiry Date	Oct. 30, 2029
Exercise Price | $ / shares	$ 2.50
Remaining Contractual Life (years)	7 years 4 months 2 days
Number of Options Outstanding	296,665
Number of Options Exercisable	296,665
Exercise Price Two [member]
IfrsStatementLineItems [Line Items]
Grant Date	Nov. 19, 2019
Expiry Date	Nov. 19, 2029
Exercise Price | $ / shares	$ 2.50
Remaining Contractual Life (years)	7 years 4 months 20 days
Number of Options Outstanding	50,000
Number of Options Exercisable	50,000
Exercise Price Three [member]
IfrsStatementLineItems [Line Items]
Grant Date	Apr. 30, 2020
Expiry Date	Apr. 30, 2030
Exercise Price | $ / shares	$ 2.50
Remaining Contractual Life (years)	7 years 10 months 2 days
Number of Options Outstanding	87,000
Number of Options Exercisable	87,000
Exercise Price Four [member]
IfrsStatementLineItems [Line Items]
Grant Date	Apr. 30, 2020
Expiry Date	Apr. 30, 2030
Exercise Price | $ / shares	$ 3.85
Remaining Contractual Life (years)	7 years 10 months 2 days
Number of Options Outstanding	110,000
Number of Options Exercisable	110,000
Exercise Price Five [member]
IfrsStatementLineItems [Line Items]
Grant Date	Jul. 03, 2020
Expiry Date	Jul. 03, 2025
Exercise Price | $ / shares	$ 3.20
Remaining Contractual Life (years)	3 years 3 days
Number of Options Outstanding	100,000
Number of Options Exercisable	100,000
Exercise Price Six [member]
IfrsStatementLineItems [Line Items]
Grant Date	Nov. 24, 2020
Expiry Date	Nov. 24, 2030
Exercise Price | $ / shares	$ 2.50
Remaining Contractual Life (years)	8 years 4 months 28 days
Number of Options Outstanding	32,000
Number of Options Exercisable	21,000
Exercise Price Seven [member]
IfrsStatementLineItems [Line Items]
Grant Date	Feb. 02, 2021
Expiry Date	Feb. 02, 2031
Exercise Price | $ / shares	$ 13.20
Remaining Contractual Life (years)	8 years 7 months 6 days
Number of Options Outstanding	30,000
Number of Options Exercisable	20,000
Exercise Price Eight [member]
IfrsStatementLineItems [Line Items]
Grant Date	Mar. 08, 2021
Expiry Date	Mar. 08, 2026
Exercise Price | $ / shares	$ 13.90
Remaining Contractual Life (years)	3 years 8 months 8 days
Number of Options Outstanding	10,000
Number of Options Exercisable	7,500
Exercise Price Nine [member]
IfrsStatementLineItems [Line Items]
Grant Date	Apr. 27, 2021
Expiry Date	Apr. 27, 2031
Exercise Price | $ / shares	$ 10.15
Remaining Contractual Life (years)	8 years 9 months 29 days
Number of Options Outstanding	182,000
Number of Options Exercisable	60,657
Exercise Price Ten [member]
IfrsStatementLineItems [Line Items]
Grant Date	Sep. 09, 2021
Expiry Date	Sep. 09, 2026
Exercise Price | $ / shares	$ 4.84
Remaining Contractual Life (years)	4 years 5 months 8 days
Number of Options Outstanding	25,826
Number of Options Exercisable